Basic and Diluted Net Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Diluted net earnings per share	200,000	0	1,369,514